Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001450501
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares EM Equity Value ETF (formerly known as EGShares Emerging Markets Consumer Small Cap ETF)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the EGAI Emerging Markets Equity Value Index (the “EMVL Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the EMVL Underlying Index through investments in equity securities including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in emerging market companies included in the EMVL Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest in mid cap companies ( i.e. , those with market capitalizations between U.S. $2 billion and U.S. $10 billion) and large cap companies ( i.e. , those with market capitalizations over U.S. $10 billion).

The EMVL Underlying Index is an equal-weighted index designed to represent a portfolio of approximately 50 companies in developing markets that have at least a U.S. $2 billion market capitalization, a minimum level return on equity (ROE), and lower Price-to-Earnings (P/E) and Price-to-Book (P/B) ratios than the average ratios of the companies included in the EGAI Developing Markets Universe.  ROE is a measure of profitability that calculates how many dollars of profit a company generates with each dollar of shareholders’ equity.  P/E and P/B are valuation ratios used to compare a company’s current share price to its per-share earnings (P/E) or book value (P/B).

The EGAI Developing Markets Universe includes all publically traded companies with a total market capitalization of at least U.S. $100 million (as of September 1, 2014) that are domiciled in Developing Markets, as defined by EGAI. Subject to periodic review and change, EGAI currently classifies the following countries as Developing Markets: Bahrain, Bangladesh, Botswana, Brazil, Bulgaria, Chile, China, Colombia, Croatia, Cyprus, Czech Republic, Ecuador, Estonia, Ghana, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lithuania, Macedonia, Malawi, Malaysia, Malta, Mauritius, Mexico, Morocco, Namibia, Nigeria, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Russia, Serbia, Slovak Republic, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Tanzania, Thailand, Tunisia, Turkey, Uganda, Ukraine, United Arab Emirates, Vietnam, Zambia and Zimbabwe.

The Fund intends to replicate the constituent securities of the EMVL Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the EMVL Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will invest in specific countries or geographic regions to approximately the same extent as the EMVL Underlying Index.  The Fund will concentrate its investments ( i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the EMVL Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will concentrate its investments ( i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the EMVL Underlying Index is concentrated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the EMVL Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the EMVL Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the EMVL Underlying Index. In addition, the Fund’s NAV may deviate from the EMVL Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the EMVL Underlying Index for that security.

Index-Related Risk There is no assurance that EGAI, the sponsor of the EMVL Underlying Index (“Sponsor”), will compile the EMVL Underlying Index accurately, or that the EMVL Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the EMVL Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the EMVL Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the EMVL Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Concentration The Fund will concentrate in industries to the same extent as the EMVL Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Country and Regional Risk   The Fund will invest in specific countries or geographic regions to approximately the same extent as the EMVL Underlying Index.  To the extent that the Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of the Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect Fund performance.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities.

Developing Markets Investments in emerging and frontier market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems. These risks may be greater for investments in frontier markets.

Frontier Markets Frontier markets countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in developing markets countries may be magnified in frontier markets countries.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Mid Cap Companies Mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the EMVL Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the EMVL Underlying Index.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company’s securities can have a substantial impact on the Fund’s Share price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus.
EGShares EM Equity Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271

[1]	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
[2]	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other non-routine or extraordinary expenses.